FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Abstract]
Disclosure of capital structure
The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2023	2022
Corporate borrowings	$1,440	$2,100
Non-recourse borrowings in subsidiaries of the partnership	40,809	44,593
Cash and cash equivalents	(3,252)	(2,870)
Net debt	38,997	43,823
Total equity	18,532	18,429
Total capital	$57,529	$62,252
Net debt-to-capital ratio	68%	70%

Disclosure of liquidity management
The following tables detail the contractual maturities for the partnership’s financial liabilities as at December 31, 2023 and 2022. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the partnership can be required to repay. The tables include both interest and principal cash flows:

	2023				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$8,853	$741	$645	$1,301	$11,540
Interest-bearing liabilities	5,664	6,104	22,705	23,832	58,305
Lease liabilities	307	294	547	696	1,844
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(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, liability for remaining coverage, deferred revenue, liabilities associated with assets held for sale and related party loans and notes payable of $5,044 million.

	2022				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$10,844	$643	$704	$1,880	$14,071
Interest-bearing liabilities	6,759	8,003	25,726	20,411	60,899
Lease liabilities	368	327	593	843	2,131
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(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, liability for remaining coverage, deferred revenue, liabilities associated with assets held for sale and related party loans and notes payable of $5,056 million.

Disclosure of interest rate risk
As at December 31, 2023 and 2022, a 50 basis point increase or decrease in interest rates would have the following impact on the partnership’s profit measures on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2023	$53	$(53)	$(60)	$60
December 31, 2022	$118	$(118)	$(29)	$29

Disclosure of foreign currency exposure
The following tables summarize the partnership’s currency exposure as at December 31, 2023 and 2022:

	2023
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,199	$1,193	$2,411	$1,308	$1,790	$1,698	$366	$920	$14,885
Non-current assets	28,051	11,595	2,920	5,623	8,904	7,149	992	2,266	67,500
	$33,250	$12,788	$5,331	$6,931	$10,694	$8,847	$1,358	$3,186	$82,385

Liabilities
Current liabilities	$5,025	$1,832	$2,818	$925	$1,468	$1,406	$415	$466	$14,355
Non-current liabilities	25,692	8,560	1,223	2,845	5,568	5,040	439	131	49,498
	$30,717	$10,392	$4,041	$3,770	$7,036	$6,446	$854	$597	$63,853

Interest of others in operating subsidiaries	1,766	1,464	946	1,698	2,515	1,644	316	1,867	12,216
Preferred securities	740	—	—	—	—	—	—	—	740
Unitholder equity	$27	$932	$344	$1,463	$1,143	$757	$188	$722	$5,576

	2022
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$7,452	$1,336	$2,888	$1,314	$2,126	$1,411	$529	$1,238	$18,294
Non-current assets	32,465	11,257	2,584	6,117	9,177	5,882	982	2,492	70,956
	$39,917	$12,593	$5,472	$7,431	$11,303	$7,293	$1,511	$3,730	$89,250

Liabilities
Current liabilities	$6,696	$1,821	$3,505	$1,038	$1,497	$1,220	$358	$542	$16,677
Non-current liabilities	32,102	7,759	941	3,136	5,802	3,807	356	241	54,144
	$38,798	$9,580	$4,446	$4,174	$7,299	$5,027	$714	$783	$70,821

Interest of others in operating subsidiaries	1,862	1,649	773	1,781	2,684	1,568	422	2,096	12,835
Preferred securities	1,490	—	—	—	—	—	—	—	1,490
Unitholder equity	$(2,233)	$1,364	$253	$1,476	$1,320	$698	$375	$851	$4,104

Disclosure of sensitivity analysis for foreign currency risk	The following tables summarize the partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2023, 2022 and 2021:

	December 31, 2023
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(84)	$84
Canadian dollar	(10)	10	(115)	115
Brazilian real	1	(1)	(23)	23
Euro	19	(19)	(109)	109
Other	(59)	59	(111)	111

	December 31, 2022
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(1)	$1	$(85)	$85
Canadian dollar	(4)	4	(144)	144
Brazilian real	—	—	(48)	48
Euro	94	(94)	(92)	92
Other	71	(71)	(121)	121

	December 31, 2021
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$12	$(12)	$(85)	$85
Canadian dollar	21	(21)	(83)	83
Brazilian real	(1)	1	(36)	36
Euro	324	(324)	4	(4)
Other	(74)	74	(108)	108

Disclosure of reconciliation of gross carrying amounts
The following table shows changes in the gross carrying amount of the partnership’s significant loans receivable portfolio for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Balance at January 1, 2022	$769	$317	$49	$1,135
Acquisitions through business combinations	4,578	$—	—	4,578
New assets originated or purchased	834	43	—	877
Assets derecognized (excluding write-offs)	(280)	(76)	(22)	(378)
Transfers to stage 1	49	(48)	(1)	—
Transfers to stage 2	(94)	94	—	—
Transfers to stage 3	(88)	(42)	130	—
Amounts written-off (net of recovery)	(30)	(68)	(24)	(122)
Other	144	(5)	(10)	129
Foreign currency translation	$(369)	$(25)	$(6)	$(400)
Balance at December 31, 2022	$5,513	$190	$116	$5,819
New assets originated or purchased	3,167	182	27	3,376
Assets derecognized (excluding write-offs)	(1,757)	(171)	(68)	(1,996)
Transfers to stage 1	128	(117)	(11)	—
Transfers to stage 2	(309)	332	(23)	—
Transfers to stage 3	(44)	(63)	107	—
Amounts written-off (net of recovery)	—	(16)	(3)	(19)
Other	(470)	216	6	(248)
Foreign currency translation	5	10	2	17
Balance at December 31, 2023	$6,233	$563	$153	$6,949
The following table shows changes in the corresponding ECL allowance of the partnership’s significant loans receivable portfolio for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
ECL allowance
Balance at January 1, 2022	$20	$35	$25	$80
New assets originated or purchased	14	1	—	15
Assets derecognized (excluding write-offs)	(7)	(2)	(3)	(12)
Changes to models and inputs used	10	2	2	14
Transfers to stage 1	4	(4)	—	—
Transfers to stage 2	(9)	8	1	—
Transfers to stage 3	(8)	(4)	12	—
Impact on ECL for exposures transferred between stages during the year	—	4	25	29
Amounts written-off (net of recovery)	(2)	(14)	(18)	(34)
Foreign currency translation	$(2)	$(4)	$(4)	$(10)
Balance at December 31, 2022	$20	$22	$40	$82
New assets originated or purchased	18	3	3	24
Assets derecognized (excluding write-offs)	(9)	(8)	(20)	(37)
Changes to models and inputs used	(1)	—	—	(1)
Transfers to stage 1	9	(4)	(5)	—
Transfers to stage 2	(5)	12	(7)	—
Transfers to stage 3	(4)	(3)	7	—
Impact on ECL for exposures transferred between stages during the year	(7)	3	18	14
Amounts written-off (net of recovery)	—	(17)	(2)	(19)
Other	(5)	1	—	(4)
Balance at December 31, 2023	$16	$9	$34	$59